John Hancock Disciplined Value International Fund Shareholder Fees - Class NAV [Member] - John Hancock Disciplined Value International Fund - Class NAV	Oct. 31, 2025
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%